Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
June 30, 2024
Z15-NPRT1-0824
1.9884234.107
Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	23,655	467,190
Fidelity Series Commodity Strategy Fund (a)	955	92,870
Fidelity Series Large Cap Growth Index Fund (a)	13,037	300,901
Fidelity Series Large Cap Stock Fund (a)	13,353	306,327
Fidelity Series Large Cap Value Index Fund (a)	34,237	536,492
Fidelity Series Small Cap Core Fund (a)	628	7,236
Fidelity Series Small Cap Opportunities Fund (a)	5,870	87,702
Fidelity Series Value Discovery Fund (a)	12,942	198,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,561,767)		1,996,731

International Equity Funds - 20.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,908	119,337
Fidelity Series Emerging Markets Fund (a)	16,818	154,897
Fidelity Series Emerging Markets Opportunities Fund (a)	32,922	619,264
Fidelity Series International Growth Fund (a)	16,780	307,405
Fidelity Series International Index Fund (a)	9,333	115,827
Fidelity Series International Small Cap Fund (a)	9,137	155,778
Fidelity Series International Value Fund (a)	24,520	309,933
Fidelity Series Overseas Fund (a)	21,877	307,805
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,782,275)		2,090,246

Bond Funds - 60.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	103,735	1,004,151
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	73,084	557,632
Fidelity Series Corporate Bond Fund (a)	82,708	755,954
Fidelity Series Emerging Markets Debt Fund (a)	7,001	54,674
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,920	16,994
Fidelity Series Floating Rate High Income Fund (a)	1,163	10,444
Fidelity Series Government Bond Index Fund (a)	128,025	1,157,344
Fidelity Series High Income Fund (a)	6,679	56,240
Fidelity Series International Credit Fund (a)	7	61
Fidelity Series International Developed Markets Bond Index Fund (a)	48,436	414,130
Fidelity Series Investment Grade Bond Fund (a)	114,954	1,135,746
Fidelity Series Investment Grade Securitized Fund (a)	83,787	736,485
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,306	320,098
Fidelity Series Real Estate Income Fund (a)	1,061	10,279
TOTAL BOND FUNDS (Cost $6,515,295)		6,230,232

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	8,230	8,230
Fidelity Series Short-Term Credit Fund (a)	947	9,344
Fidelity Series Treasury Bill Index Fund (a)	2,234	22,187
TOTAL SHORT-TERM FUNDS (Cost $39,564)		39,761

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,898,901)	10,356,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	10,356,969

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,027,379	53,431	89,691	533	(2,761)	15,793	1,004,151
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	605,235	8,673	57,346	237	(9,044)	10,114	557,632
Fidelity Series Blue Chip Growth Fund	479,985	11,917	63,991	-	14,646	24,633	467,190
Fidelity Series Canada Fund	125,778	9,863	14,336	-	252	(2,220)	119,337
Fidelity Series Commodity Strategy Fund	77,520	22,019	8,793	-	(3,237)	5,361	92,870
Fidelity Series Corporate Bond Fund	820,230	26,327	82,564	8,563	(2,350)	(5,689)	755,954
Fidelity Series Emerging Markets Debt Fund	57,256	2,481	4,650	813	30	(443)	54,674
Fidelity Series Emerging Markets Debt Local Currency Fund	18,410	229	1,351	-	(19)	(275)	16,994
Fidelity Series Emerging Markets Fund	146,786	15,315	14,247	-	303	6,740	154,897
Fidelity Series Emerging Markets Opportunities Fund	589,145	63,750	63,545	-	2,986	26,928	619,264
Fidelity Series Floating Rate High Income Fund	11,016	591	1,081	236	-	(82)	10,444
Fidelity Series Government Bond Index Fund	1,199,329	63,881	98,534	9,437	(4,898)	(2,434)	1,157,344
Fidelity Series Government Money Market Fund 5.42%	20,404	1,386	13,560	201	-	-	8,230
Fidelity Series High Income Fund	59,206	2,391	5,038	878	(67)	(252)	56,240
Fidelity Series International Credit Fund	60	1	-	1	-	-	61
Fidelity Series International Developed Markets Bond Index Fund	437,723	21,594	36,047	5,063	(911)	(8,229)	414,130
Fidelity Series International Growth Fund	315,521	27,324	29,629	-	2,211	(8,022)	307,405
Fidelity Series International Index Fund	119,466	9,824	12,873	-	1,181	(1,771)	115,827
Fidelity Series International Small Cap Fund	163,296	11,369	14,644	-	894	(5,137)	155,778
Fidelity Series International Value Fund	317,056	27,121	35,048	-	4,398	(3,594)	309,933
Fidelity Series Investment Grade Bond Fund	1,207,057	47,843	109,460	12,210	(4,655)	(5,039)	1,135,746
Fidelity Series Investment Grade Securitized Fund	796,110	26,439	79,593	7,975	(4,118)	(2,353)	736,485
Fidelity Series Large Cap Growth Index Fund	304,264	8,233	33,721	494	2,562	19,563	300,901
Fidelity Series Large Cap Stock Fund	322,186	7,848	37,334	-	3,631	9,996	306,327
Fidelity Series Large Cap Value Index Fund	575,927	22,894	49,766	-	1,693	(14,256)	536,492
Fidelity Series Long-Term Treasury Bond Index Fund	396,858	19,794	86,260	2,912	(17,842)	7,548	320,098
Fidelity Series Overseas Fund	316,274	23,556	31,284	-	3,107	(3,848)	307,805
Fidelity Series Real Estate Income Fund	10,660	460	845	158	(86)	90	10,279
Fidelity Series Short-Term Credit Fund	10,493	313	1,475	93	21	(8)	9,344
Fidelity Series Small Cap Core Fund	5,196	2,140	-	33	-	(100)	7,236
Fidelity Series Small Cap Opportunities Fund	142,503	3,692	55,135	-	9,469	(12,827)	87,702
Fidelity Series Treasury Bill Index Fund	54,609	16,109	48,532	532	(8)	9	22,187
Fidelity Series Value Discovery Fund	212,740	8,601	16,206	-	426	(7,548)	198,013
	10,945,678	567,409	1,196,579	50,369	(2,186)	42,648	10,356,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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